UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06687
                                                     ---------

                         The Gabelli Money Market Funds
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2005



TO OUR SHAREHOLDERS,

      Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund's semi-annual and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separate their commentary from the financial statements and investment portfolio and send it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

                                     Sincerely yours,


                                     /s/ Bruce N. Alpert

                                     Bruce N. Alpert
                                     Chief Operating Officer Gabelli Funds, LLC
November 11, 2005

PROXY VOTING

THE FUND FILES FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES, PROCEDURES, AND HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES ARE AVAILABLE WITHOUT CHARGE, UPON REQUEST, (I) BY CALLING 800-GABELLI (800-422-3554); (II) BY WRITING TO THE GABELLI FUNDS AT ONE CORPORATE CENTER, RYE, NY 10580-1422; AND (III) BY VISITING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


PORTFOLIO HOLDINGS

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2005 through September 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2005.

                          Beginning         Ending      Annualized    Expenses
                        Account Value   Account Value     Expense    Paid During
                          04/01/05         09/30/05        Ratio       Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli U.S. Treasury Money
  Market Fund            $1,000.00        $1,013.60        0.30%        $1.51
HYPOTHETICAL 5% RETURN
Gabelli U.S. Treasury Money
  Market Fund            $1,000.00        $1,023.56        0.30%        $1.52

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


SUMMARY OF PORTFOLIO HOLDINGS
The following table presents portfolio holdings as a percent of total net assets.


U.S. TREASURY MONEY MARKET FUND
U.S. Treasury Bills ...............................  89.3%
U.S. Treasury Notes ...............................  10.2%
Other Assets and Liabilities - Net ................   0.5%
                                                    ------
                                                    100.0%
                                                    ======

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    PRINCIPAL                                                          MARKET
     AMOUNT                                                             VALUE
    ---------                                                          -------
                U.S. GOVERNMENT OBLIGATIONS -- 99.5%
                U.S. TREASURY BILLS -- 89.3%
  $698,644,000  U.S. Treasury Bills, 2.939% to 3.707%++,
                   10/06/05 to 03/23/06 .........................   $694,635,334
                                                                    ------------
                U.S. TREASURY NOTES -- 10.2%
    25,000,000    1.625%, 10/31/05 ..............................     24,966,613
    30,000,000    1.875%, 11/30/05 ..............................     29,935,128
    25,000,000    1.625%, 02/28/06 ..............................     24,782,699
                                                                    ------------
                                                                      79,684,440
                                                                    ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ...............    774,319,774
                                                                    ------------
TOTAL INVESTMENTS (Cost $774,319,774) ....................  99.5%    774,319,774
OTHER ASSETS AND LIABILITIES (NET) .......................   0.5       3,978,229
                                                           ------   ------------
NET ASSETS
  (applicable to 778,297,397 shares outstanding,
  unlimited number of shares authorized) ................. 100.0%   $778,298,003
                                                           ======   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($778,298,003 / 778,297,397 shares outstanding) ...............          $1.00
                                                                           =====
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value ............   $    778,297
  Additional paid-in-capital ....................................    777,519,706
                                                                    ------------
TOTAL NET ASSETS ................................................   $778,298,003
                                                                    ============
------------------
 ++ Represents annualized yield at date of purchase.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                                                              YEAR ENDED SEPTEMBER 30,
                                                            ------------------------------------------------------------
                                                              2005         2004        2003          2002         2001
                                                            --------     --------   ----------    ----------    --------
OPERATING PERFORMANCE:
  Net asset value, beginning of period .................... $ 1.0000     $ 1.0000   $   1.0000    $   1.0000    $ 1.0000
                                                            --------     --------   ----------    ----------    --------
  Net investment income (a) ...............................   0.0212       0.0073       0.0095        0.0161      0.0453
  Net realized gain on investments ........................   0.0002       0.0001       0.0002        0.0012      0.0011
                                                            --------     --------   ----------    ----------    --------
  Total from investment operations ........................   0.0214       0.0074       0.0097        0.0173      0.0464
                                                            --------     --------   ----------    ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...................................  (0.0212)     (0.0073)     (0.0095)      (0.0161)    (0.0453)
  Net realized gain on investments ........................  (0.0002)     (0.0001)     (0.0002)      (0.0012)    (0.0011)
                                                            --------     --------   ----------    ----------    --------
  Total distributions .....................................  (0.0214)     (0.0074)     (0.0097)      (0.0173)    (0.0464)
                                                            --------     --------   ----------    ----------    --------
  NET ASSET VALUE, END OF PERIOD .......................... $ 1.0000     $ 1.0000   $   1.0000    $   1.0000    $ 1.0000
                                                            ========     ========   ==========    ==========    ========
  Total return+ ...........................................     2.22%        0.75%        0.98%         1.72%       4.74%
                                                            ========     ========   ==========    ==========    ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................... $778,298     $925,728   $1,030,710    $1,016,253    $805,149
  Ratio of net investment income to average net assets ....     2.12%        0.73%        0.95%         1.59%       4.51%
  Ratio of operating expenses to average net assets (b) ...     0.30%        0.30%        0.30%         0.30%       0.30%

----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Net investment income per share before fees waived by the Manager for the fiscal years ended September 30, 2005, 2004, 2003, 2002 and 2001 was $0.0207, $0.0081, $0.0067, $0.0089 and $0.0155, respectively.
(b) Operating expense ratios before fees waived by the Manager for the fiscal years ended September 30, 2005, 2004, 2003, 2002 and 2001 were 0.35%, 0.36%,
    0.36%, 0.36% and 0.37%, respectively.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest ...................................................     $ 21,774,817
                                                                   ------------
EXPENSES:
  Management fees ............................................        2,699,142
  Transfer agent fees ........................................          121,105
  Custodian fees .............................................          108,524
  Legal and audit fees .......................................           76,793
  Shareholder communications expenses ........................           38,500
  Registration fees ..........................................           30,124
  Trustees' fees .............................................           22,577
  Miscellaneous expenses .....................................           49,187
                                                                   ------------
  TOTAL EXPENSES .............................................        3,145,952
  LESS:
    Fees waived by Manager ...................................         (445,477)
    Custodian fee credits ....................................           (1,333)
                                                                   ------------
  TOTAL WAIVERS AND CREDITS ..................................         (446,810)
                                                                   ------------
  TOTAL NET EXPENSES .........................................        2,699,142
                                                                   ------------
  NET INVESTMENT INCOME ......................................       19,075,675
  NET REALIZED GAIN ON INVESTMENTS ...........................          148,643
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $ 19,224,318
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED          YEAR ENDED
                                               SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
                                               ------------------  ------------------
OPERATIONS:
  Net investment income .....................   $    19,075,675    $     7,032,326
  Net realized gain on investments ..........           148,643            107,381
                                                ---------------    ---------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ................        19,224,318          7,139,707
                                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................       (19,071,608)        (7,032,326)
  Net realized short-term gain on investments          (145,832)          (114,259)
                                                ---------------    ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......       (19,217,440)        (7,146,585)
                                                ---------------    ---------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
  Proceeds from shares issued ...............     2,272,212,958      1,206,542,456
  Proceeds from reinvestment of dividends ...        19,013,167          7,102,891
  Cost of shares redeemed ...................    (2,438,662,565)    (1,318,620,697)
                                                ---------------    ---------------
  Net decrease in net assets from
    capital share transactions ..............      (147,436,440)      (104,975,350)
                                                ---------------    ---------------
  NET DECREASE IN NET ASSETS ................      (147,429,562)      (104,982,228)
NET ASSETS:
  Beginning of period .......................       925,727,565      1,030,709,793
                                                ---------------    ---------------
  End of period .............................   $   778,298,003    $   925,727,565
                                                ===============    ===============

                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits."

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from investment income (including short-term realized capital gains and losses) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.

For the fiscal years ended September 30, 2005 and 2004, the tax character of distributions is all ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                 Undistributed ordinary income .............. $ 155,918
                 Other temporary differences ................  (142,489)
                 Unrealized depreciation on
                    investments .............................   (13,429)
                                                              ---------
                 Total accumulated earnings ................. $       0
                                                              =========

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund had no capital losses to defer.

The difference between book and tax basis undistributed ordinary income is primarily due to wash sales.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at September 30, 2005:

                                      GROSS          GROSS        NET UNREALIZED
                                    UNREALIZED     UNREALIZED      APPRECIATION/
                         COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
                     ------------  ------------   ------------    --------------
    Investments .....$774,333,203       --          $(13,429)        $(13,429)

3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. This arrangement is renewable annually by the Manager. For the year ended September 30, 2005, the Manager waived management fees of $445,477. At September 30, 2005, the Fund owed the Manager $217,526 under the Management Agreement.

4. OTHER MATTERS. The Manager and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Manager. GAMCO Investors, Inc., the Manager's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Manager was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Manager in connection with the actions of two of seven closed-end funds managed by the Manager relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Manager believes that all of the funds are now in compliance. The Manager believes that these matters would have no effect on the Fund nor any material adverse effect on the Manager or its ability to manage the Fund.

5. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   U.S. GOVERNMENT INCOME:

   The percentage of the ordinary income dividend paid by the Fund during the period from October 1, 2004 through September 30, 2005 which was derived from U.S. Treasury securities was 99.13%. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Gabelli U.S. Treasury Money Market Fund

We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the "Fund", a series of The Gabelli Money Market Funds) as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
November 11, 2005

THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Money Market Funds at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE        DURING PAST FIVE YEARS                  HELD BY TRUSTEE 3
----------------      ------------- ----------------     -----------------------                 -----------------
INTERESTED TRUSTEES 4:
---------------------
MARIO J. GABELLI       Since 1992          24        Chairman of the Board and Chief             Director of Morgan Group
Director  and                                        Executive Officer of GAMCO Investors,       Holdings, Inc.
Chief Investment Officer                             Inc. and Chief Investment Officer-          (holding company)
Age: 63                                              Value Portfolios of Gabelli Funds, LLC
                                                     and GAMCO Asset Management Inc.;
                                                     Chairman and Chief Executive Officer
                                                     of Lynch Interactive Corporation
                                                     (multimedia and services)

KARL OTTO POHL 5       Since 1992          35        Member of the Shareholder Committee of      Director of GAMCO
Trustee                                              Sal Oppenheim Jr. & Cie (private            Investors, Inc.
Age: 75                                              investment bank); Former President          (investment management);
                                                     of the Deutsche Bundesbank and              Chairman, InCentive
                                                     Chairman of its Central Bank                Capital and InCentive
                                                     Council (1980-1991)                         Asset Management (Zurich);
                                                                                                 Director at Sal Oppenheim
                                                                                                 Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 1992          37        Partner in the law firm of                     --
Trustee                                              Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 1992          14        Former Senior Vice President and Chief      Director of
Trustee                                              Financial Officer of KeySpan Energy         Aphton Corporation
Age: 61                                              Corporation (utility holding company)       (biopharmaceutical
                                                                                                 company)

JOHN J. PARKER         Since 1992           1        Attorney in private practice; prior to         --
Trustee                                              2005 an attorney with McCarthy,
Age: 74                                              Fingar, Donovan, Drazen & Smith

ANTHONIE C. VAN EKRIS  Since 1992          21        Chairman of BALMAC International, Inc.      Director of Aurado
Trustee                                              (commodities and futures trading)           Energy Inc. (oil and
Age: 71                                                                                          gas operations)

OFFICERS:
--------
BRUCE N. ALPERT        Since 1992           --       Executive Vice President and Chief             --
President and Treasurer                              Operating Officer of Gabelli Funds,
Age: 53                                              LLC since 1988; Director and
                                                     President of Gabelli Advisers, Inc.
                                                     since 1998; Officer of all of the
                                                     registered investment companies in the
                                                     Gabelli Fund complex


HENLEY L. SMITH        Since 1992           --       Senior Portfolio Manager of                   --
Vice President                                       Gabelli Fixed Income LLC and its
Age: 49                                              predecessors since 1987

RONALD S. EAKER        Since 1992           --       Senior Portfolio Manager of                   --
Vice President                                       Gabelli Fixed Income LLC and its
Age: 44                                              predecessors since 1987


THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE        DURING PAST FIVE YEARS                 HELD BY TRUSTEE 3
----------------      ------------- ----------------     -----------------------                -----------------
OFFICERS: (CONTINUED)
---------------------
JUDITH RANERI          Since 1997           --       Portfolio Manager, Gabelli Funds,              --
Vice President                                       LLC since April 1997; Senior
and Portfolio Manager                                Portfolio Manager, Secretary and
Age: 37                                              Treasurer of The Treasurer's Fund, Inc.
                                                     and a member of its Investment and
                                                     Credit Review Committees

JAMES E. MCKEE         Since 1995           --       Vice President, General Counsel and            --
Secretary                                            Secretary of GAMCO Investors, Inc.
Age: 42                                              since 1999 and GAMCO Asset Management
                                                     Inc. since 1993; Secretary of all of
                                                     the registered investment companies
                                                     advised by Gabelli Advisers, Inc. and
                                                     Gabelli Funds, LLC

PETER D. GOLDSTEIN     Since 2004           --       Director of Regulatory Affairs for             --
Chief Compliance Officer                             GAMCO Investors, Inc. since 2004; Chief
Age: 52                                              Compliance Officer of all of the
                                                     registered investment companies in the
                                                     Gabelli Fund complex; Vice President of
                                                     Goldman Sachs Asset Management
                                                     (2000-2004); Deputy General Counsel of
                                                     GAMCO Investors, Inc. (1998-2000)

--------------
  1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  5 Effective November 15, 2005, Mr. Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, and Gabelli Advisers, Inc. which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                               John J. Parker
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita                                 Karl Otto Pohl
ATTORNEY-AT-LAW                                     FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                           DEUTSCHE BUNDESBANK

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                                     Judith A. Raneri
PRESIDENT AND TREASURER                             VICE PRESIDENT
                                                    AND PORTFOLIO MANAGER
James E. McKee
SECRETARY                                           Henley L. Smith
                                                    VICE PRESIDENT
Ronald S. Eaker
VICE PRESIDENT                                      Peter D. Goldstein
                                                    CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB404Q305SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
U.S. TREASURY
MONEY MARKET
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  As of the end of the period covered by the report, the registrant's board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,500 in 2005 and $28,213 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement is related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3,600 in 2005 and $3,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Money Market Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     December 8, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     December 8, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.